UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--150.3%
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--91.4%
$       15,000   Belmont GO                                                    5.150%   01/15/2012   $       15,105
--------------------------------------------------------------------------------------------------------------------
        10,000   Billerica GO                                                  5.500    10/15/2016           10,114
--------------------------------------------------------------------------------------------------------------------
       200,000   Boxford GO 1                                                  5.650    06/15/2011          202,624
--------------------------------------------------------------------------------------------------------------------
       100,000   Chicopee GO 1                                                 5.700    08/01/2012          100,658
--------------------------------------------------------------------------------------------------------------------
         5,000   MA Bay Transportation Authority                               5.250    07/01/2030            5,157
--------------------------------------------------------------------------------------------------------------------
        10,000   MA Devel. Finance Agency (Boston Biomedical
                 Research) 1                                                   5.650    02/01/2019           10,347
--------------------------------------------------------------------------------------------------------------------
       160,000   MA Devel. Finance Agency (Boston Biomedical
                 Research) 1                                                   5.750    02/01/2029          164,339
--------------------------------------------------------------------------------------------------------------------
        50,000   MA Devel. Finance Agency (Boston University) 1                5.375    05/15/2039           52,676
--------------------------------------------------------------------------------------------------------------------
       150,000   MA Devel. Finance Agency (Curry College) 1                    5.000    03/01/2035          149,766
--------------------------------------------------------------------------------------------------------------------
       130,000   MA Devel. Finance Agency (Curry College) 1                    5.000    03/01/2036          129,795
--------------------------------------------------------------------------------------------------------------------
       350,000   MA Devel. Finance Agency (Eastern Nazarene
                 College)                                                      5.625    04/01/2029          355,821
--------------------------------------------------------------------------------------------------------------------
       250,000   MA Devel. Finance Agency (Emerson College) 1                  5.000    01/01/2023          259,090
--------------------------------------------------------------------------------------------------------------------
       240,000   MA Devel. Finance Agency (Evergreen Center) 1                 5.500    01/01/2035          245,398
--------------------------------------------------------------------------------------------------------------------
       240,000   MA Devel. Finance Agency (Loomis House/Loomis
                 Communities Obligated Group) 1                                5.750    07/01/2023          243,982
--------------------------------------------------------------------------------------------------------------------
       765,000   MA Devel. Finance Agency (Nichols College) 1                  6.000    10/01/2024          791,760
--------------------------------------------------------------------------------------------------------------------
     1,025,000   MA Devel. Finance Agency (Ogden Haverhill) 1                  5.500    12/01/2019        1,051,937
--------------------------------------------------------------------------------------------------------------------
       500,000   MA Devel. Finance Agency (Orchard Cove)                       5.250    10/01/2037          500,155
--------------------------------------------------------------------------------------------------------------------
       320,000   MA Devel. Finance Agency (Pacific Rim Charter
                 Public School) 1                                              5.125    06/01/2031          324,678
--------------------------------------------------------------------------------------------------------------------
       100,000   MA Devel. Finance Agency (Pharmacy & Allied
                 Health Sciences) 1                                            5.750    07/01/2033          106,249
--------------------------------------------------------------------------------------------------------------------
        60,000   MA Devel. Finance Agency (Regis College) 1                    5.250    10/01/2018           58,822
--------------------------------------------------------------------------------------------------------------------
        20,000   MA Devel. Finance Agency (The Wheeler School) 1               6.250    12/01/2019           20,882
--------------------------------------------------------------------------------------------------------------------
       225,000   MA Devel. Finance Agency (VOA Ayer) 1                         6.200    02/20/2046          250,857
--------------------------------------------------------------------------------------------------------------------
     1,000,000   MA Devel. Finance Agency (VOA Concord)                        5.200    11/01/2041          976,000
--------------------------------------------------------------------------------------------------------------------
        75,000   MA Educational Financing Authority, Issue E 1                 5.550    07/01/2009           75,449
--------------------------------------------------------------------------------------------------------------------
        35,000   MA Educational Financing Authority, Issue E 1                 5.850    07/01/2014           35,259
--------------------------------------------------------------------------------------------------------------------
       190,000   MA Educational Financing Authority, Issue G                   6.000    12/01/2016          195,960
--------------------------------------------------------------------------------------------------------------------
        15,000   MA Educational Financing Authority, Series C                  5.200    12/01/2016           15,030
--------------------------------------------------------------------------------------------------------------------
       500,000   MA GO 1                                                       5.250    11/01/2026          551,825
--------------------------------------------------------------------------------------------------------------------
        60,000   MA H&EFA (Bentley College) 1                                  5.125    07/01/2028           61,143
--------------------------------------------------------------------------------------------------------------------
        65,000   MA H&EFA (Beverly Hospital Corp.) 1                           5.250    07/01/2023           65,053
--------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Boston College)                                     5.000    06/01/2026           25,319
--------------------------------------------------------------------------------------------------------------------
        55,000   MA H&EFA (Boston College) 1                                   5.250    06/01/2023           55,057
--------------------------------------------------------------------------------------------------------------------
       370,000   MA H&EFA (Boston College)                                     5.250    06/01/2023          370,366
--------------------------------------------------------------------------------------------------------------------
       100,000   MA H&EFA (Boston Medical Center) 1                            5.000    07/01/2029          101,734
--------------------------------------------------------------------------------------------------------------------
        55,000   MA H&EFA (Burbank Hospital) 1                                 6.125    08/01/2013           55,167
--------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Cape Cod Healthcare/Cape Cod
                 Hospital Obligated Group)                                     5.125    11/15/2021           25,764
--------------------------------------------------------------------------------------------------------------------
       260,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group) 1                                                      5.625    07/01/2020          265,556
--------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$      100,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group) 1                                                      5.700%   07/01/2015   $      102,874
--------------------------------------------------------------------------------------------------------------------
       530,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated
                 Group) 1                                                      5.750    07/01/2028          545,704
--------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Covenant Health System/St. Joseph
                 Hospital) 1                                                   6.000    07/01/2031           10,668
--------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Emerson Hospital)                                   5.000    08/15/2035           25,324
--------------------------------------------------------------------------------------------------------------------
       100,000   MA H&EFA (Fisher College)                                     5.125    04/01/2037          100,449
--------------------------------------------------------------------------------------------------------------------
        60,000   MA H&EFA (Hallmark Heath System) 1                            5.000    07/01/2021           60,916
--------------------------------------------------------------------------------------------------------------------
         5,000   MA H&EFA (Harvard Pilgrim Health Care) 1                      5.000    07/01/2028            5,046
--------------------------------------------------------------------------------------------------------------------
       105,000   MA H&EFA (Holyoke Hospital) 1                                 6.500    07/01/2015          105,026
--------------------------------------------------------------------------------------------------------------------
       150,000   MA H&EFA (Jordan Hospital) 1                                  5.250    10/01/2023          149,420
--------------------------------------------------------------------------------------------------------------------
        50,000   MA H&EFA (Jordan Hospital) 1                                  5.375    10/01/2028           50,136
--------------------------------------------------------------------------------------------------------------------
       100,000   MA H&EFA (Learning Center for Deaf Children) 1                6.125    07/01/2029          102,307
--------------------------------------------------------------------------------------------------------------------
        75,000   MA H&EFA (Lowell General Hospital) 1                          5.250    06/01/2016           76,570
--------------------------------------------------------------------------------------------------------------------
        35,000   MA H&EFA (Medical Academic and Scientific
                 Community Organization)                                       6.625    01/01/2015           35,364
--------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (N.E. Health)                                        5.200    08/01/2028           10,236
--------------------------------------------------------------------------------------------------------------------
        40,000   MA H&EFA (New England Medical Center) 1                       5.100    07/01/2008           40,038
--------------------------------------------------------------------------------------------------------------------
       135,000   MA H&EFA (New England Medical Center) 1                       5.375    07/01/2024          135,124
--------------------------------------------------------------------------------------------------------------------
        45,000   MA H&EFA (North Adams Regional Hospital) 1                    6.750    07/01/2009           45,468
--------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Partners Healthcare System)                         5.125    07/01/2019           10,232
--------------------------------------------------------------------------------------------------------------------
       180,000   MA H&EFA (Partners Healthcare System) 1                       5.375    07/01/2017          182,012
--------------------------------------------------------------------------------------------------------------------
       170,000   MA H&EFA (Partners Healthcare System) 1                       5.375    07/01/2024          171,865
--------------------------------------------------------------------------------------------------------------------
        70,000   MA H&EFA (Saint Memorial Medical Center) 1                    6.000    10/01/2023           70,055
--------------------------------------------------------------------------------------------------------------------
        15,000   MA H&EFA (Schepens Eye Research Institute)                    6.500    07/01/2028           15,926
--------------------------------------------------------------------------------------------------------------------
       275,000   MA H&EFA (South Shore Hospital) 1                             5.500    07/01/2013          275,322
--------------------------------------------------------------------------------------------------------------------
       500,000   MA H&EFA (South Shore Hospital)                               5.500    07/01/2020          505,195
--------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (Springfield College)                                5.125    10/15/2023           25,812
--------------------------------------------------------------------------------------------------------------------
        25,000   MA H&EFA (UMass Memorial Health Care/UMass
                 Memorial Medical Center Obligated Group) 1                    5.000    07/01/2028           25,408
--------------------------------------------------------------------------------------------------------------------
        10,000   MA H&EFA (Valley Regional Health System)                      5.750    07/01/2018           10,013
--------------------------------------------------------------------------------------------------------------------
       200,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group) 1                    5.300    11/15/2028          203,092
--------------------------------------------------------------------------------------------------------------------
        20,000   MA HFA 1                                                      5.050    12/01/2007           20,015
--------------------------------------------------------------------------------------------------------------------
        10,000   MA HFA 1                                                      5.200    07/01/2018           10,145
--------------------------------------------------------------------------------------------------------------------
        15,000   MA HFA (Rental)                                               5.350    01/01/2014           15,342
--------------------------------------------------------------------------------------------------------------------
       500,000   MA HFA (Single Family) 1                                      5.000    12/01/2031          498,930
--------------------------------------------------------------------------------------------------------------------
        30,000   MA HFA (Single Family)                                        5.250    12/01/2018           30,335
--------------------------------------------------------------------------------------------------------------------
     2,000,000   MA HFA, Series A                                              5.300    06/01/2049        2,009,880
--------------------------------------------------------------------------------------------------------------------
        35,000   MA HFA, Series A 1                                            5.375    06/01/2016           35,214
--------------------------------------------------------------------------------------------------------------------
        25,000   MA HFA, Series A                                              5.500    07/01/2030           25,284
--------------------------------------------------------------------------------------------------------------------
       300,000   MA HFA, Series A 1                                            5.550    07/01/2032          307,185
--------------------------------------------------------------------------------------------------------------------
       100,000   MA HFA, Series A 1                                            5.800    07/01/2030          103,272
--------------------------------------------------------------------------------------------------------------------
        95,000   MA HFA, Series B 1                                            5.400    12/01/2028           96,918
--------------------------------------------------------------------------------------------------------------------
       175,000   MA HFA, Series B 1                                            5.550    07/01/2040          178,766
--------------------------------------------------------------------------------------------------------------------
       425,000   MA HFA, Series H 1                                            5.000    12/01/2028          424,150
--------------------------------------------------------------------------------------------------------------------
        60,000   MA HFA, Series H 1                                            6.650    07/01/2041           63,141
--------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$       10,000   MA HFA, Series P 1                                            5.000%   12/01/2023   $       10,012
--------------------------------------------------------------------------------------------------------------------
        15,000   MA HFA, Series P                                              5.200    12/01/2045           15,011
--------------------------------------------------------------------------------------------------------------------
       105,000   MA Industrial Finance Agency (Arbors at
                 Taunton) 1                                                    5.500    06/20/2040          108,189
--------------------------------------------------------------------------------------------------------------------
        20,000   MA Industrial Finance Agency (Avon Associates)                5.375    04/01/2020           20,082
--------------------------------------------------------------------------------------------------------------------
       150,000   MA Industrial Finance Agency (Babson College) 1               5.250    10/01/2027          153,398
--------------------------------------------------------------------------------------------------------------------
        15,000   MA Industrial Finance Agency (Babson College) 1               5.375    10/01/2017           15,329
--------------------------------------------------------------------------------------------------------------------
       100,000   MA Industrial Finance Agency (Cambridge
                 Friends School) 1                                             5.800    09/01/2028          101,303
--------------------------------------------------------------------------------------------------------------------
     1,200,000   MA Industrial Finance Agency (Concord Academy)                5.500    09/01/2027        1,226,376
--------------------------------------------------------------------------------------------------------------------
        15,000   MA Industrial Finance Agency (Deerfield
                 Academy) 1                                                    5.000    10/01/2023           15,258
--------------------------------------------------------------------------------------------------------------------
       415,000   MA Industrial Finance Agency (General Motors
                 Corp.) 1                                                      5.550    04/01/2009          415,979
--------------------------------------------------------------------------------------------------------------------
       400,000   MA Industrial Finance Agency (Massachusetts
                 American Water Company)                                       6.900    12/01/2029          405,176
--------------------------------------------------------------------------------------------------------------------
       100,000   MA Industrial Finance Agency (Nantucket
                 Electric Company) 1                                           5.875    07/01/2017          101,126
--------------------------------------------------------------------------------------------------------------------
       145,000   MA Industrial Finance Agency (St. John's High
                 School) 1                                                     5.350    06/01/2028          147,552
--------------------------------------------------------------------------------------------------------------------
        20,000   MA Industrial Finance Agency (WGBH Educational
                 Foundation)                                                   5.000    03/01/2028           20,364
--------------------------------------------------------------------------------------------------------------------
        40,000   MA Industrial Finance Authority (Babson
                 College) 1                                                    5.250    10/01/2027           40,612
--------------------------------------------------------------------------------------------------------------------
         5,000   MA Industrial Finance Authority (Ogden
                 Haverhill Associates)                                         5.450    12/01/2012            5,157
--------------------------------------------------------------------------------------------------------------------
        30,000   MA Municipal Wholesale Electric Company Water
                 Supply System 1                                               5.000    07/01/2010           30,474
--------------------------------------------------------------------------------------------------------------------
       500,000   MA Port Authority (Bosfuel Corp.) 2                           5.000    07/01/2038          505,890
--------------------------------------------------------------------------------------------------------------------
        30,000   MA Port Authority (Bosfuel Corp.) 1                           5.500    07/01/2012           30,629
--------------------------------------------------------------------------------------------------------------------
       305,000   MA Port Authority (Bosfuel Corp.) 1                           5.500    07/01/2018          311,378
--------------------------------------------------------------------------------------------------------------------
       110,000   MA Port Authority (Bosfuel Corp.) 1                           5.625    07/01/2021          112,311
--------------------------------------------------------------------------------------------------------------------
        10,000   MA Port Authority (Bosfuel Corp.) 1                           5.625    07/01/2022           10,210
--------------------------------------------------------------------------------------------------------------------
        35,000   MA Port Authority (Bosfuel Corp.) 1                           5.625    07/01/2023           35,735
--------------------------------------------------------------------------------------------------------------------
       110,000   MA Port Authority (Bosfuel Corp.) 1                           5.625    07/01/2027          112,311
--------------------------------------------------------------------------------------------------------------------
       185,000   MA Port Authority (Bosfuel Corp.) 1                           5.750    07/01/2039          188,915
--------------------------------------------------------------------------------------------------------------------
        65,000   MA Port Authority (Delta Air Lines) 1                         5.000    01/01/2021           66,087
--------------------------------------------------------------------------------------------------------------------
     1,800,000   MA Port Authority (Delta Air Lines) 2                         5.000    01/01/2027        1,823,508
--------------------------------------------------------------------------------------------------------------------
        30,000   MA Port Authority (Delta Air Lines) 1                         5.200    01/01/2020           30,866
--------------------------------------------------------------------------------------------------------------------
        15,000   MA Port Authority (US Airways) 1                              5.625    09/01/2011           15,309
--------------------------------------------------------------------------------------------------------------------
       100,000   MA Port Authority (US Airways)                                5.750    09/01/2016          102,143
--------------------------------------------------------------------------------------------------------------------
       290,000   MA Port Authority (US Airways) 1                              5.875    09/01/2023          296,250
--------------------------------------------------------------------------------------------------------------------
        25,000   MA Port Authority (US Airways)                                6.000    09/01/2021           26,012
--------------------------------------------------------------------------------------------------------------------
        10,000   MA Port Authority, Series B                                   5.300    07/01/2017           10,103
--------------------------------------------------------------------------------------------------------------------
        10,000   MA Port Authority, Series B                                   5.375    07/01/2022           10,104
--------------------------------------------------------------------------------------------------------------------
     1,140,000   MA Port Authority, Series B 1                                 5.375    07/01/2027        1,151,799
--------------------------------------------------------------------------------------------------------------------
        20,000   MA Port Authority, Series C 1                                 5.125    07/01/2020           20,218
--------------------------------------------------------------------------------------------------------------------
        50,000   MA Port Authority, Series E 1                                 5.000    07/01/2028           50,322
--------------------------------------------------------------------------------------------------------------------
       150,000   MA Port Authority, Series E 1                                 5.000    07/01/2028          150,909
--------------------------------------------------------------------------------------------------------------------
       325,000   MA Port Authority, Series E 1                                 5.000    07/01/2028          325,244
--------------------------------------------------------------------------------------------------------------------
        75,000   MA Turnpike Authority, Series A                               5.000    01/01/2027           75,736
--------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                 COUPON   MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
$      710,000   MA Turnpike Authority, Series A 1                             5.000%   01/01/2037   $      717,583
--------------------------------------------------------------------------------------------------------------------
        30,000   MA Turnpike Authority, Series A                               5.000    01/01/2039           30,246
--------------------------------------------------------------------------------------------------------------------
       180,000   MA Turnpike Authority, Series A 1                             5.125    01/01/2023          182,588
--------------------------------------------------------------------------------------------------------------------
       240,000   MA Turnpike Authority, Series B                               5.250    01/01/2029          243,850
--------------------------------------------------------------------------------------------------------------------
         5,000   MA Water Pollution Abatement                                  5.125    02/01/2031            5,121
--------------------------------------------------------------------------------------------------------------------
         5,000   MA Water Pollution Abatement Trust                            5.125    08/01/2010            5,055
--------------------------------------------------------------------------------------------------------------------
         5,000   MA Water Pollution Abatement Trust                            5.375    08/01/2027            5,170
--------------------------------------------------------------------------------------------------------------------
        15,000   MA Water Resources Authority                                  5.000    08/01/2024           15,281
--------------------------------------------------------------------------------------------------------------------
       200,000   Mansfield GO 1                                                5.500    08/15/2010          202,408
--------------------------------------------------------------------------------------------------------------------
        20,000   Natick GO                                                     5.375    05/15/2011           20,224
--------------------------------------------------------------------------------------------------------------------
        30,000   Quincy (Quincy Hospital)                                      5.250    01/15/2016           30,030
--------------------------------------------------------------------------------------------------------------------
        90,000   Quincy (Quincy Hospital) 1                                    5.500    01/15/2013           90,105
--------------------------------------------------------------------------------------------------------------------
       100,000   Taunton GO                                                    5.000    02/01/2016          101,702
--------------------------------------------------------------------------------------------------------------------
        20,000   Wayland GO                                                    5.000    09/15/2011           20,018
--------------------------------------------------------------------------------------------------------------------
        15,000   West Springfield GO                                           5.000    03/01/2018           15,254
--------------------------------------------------------------------------------------------------------------------
       125,000   Worcester GO                                                  5.700    08/01/2013          126,380
                                                                                                     ---------------
                                                                                                         24,943,475
U.S. POSSESSIONS--58.9%
       110,000   Puerto Rico Aqueduct & Sewer Authority 1                      5.000    07/01/2019          111,667
--------------------------------------------------------------------------------------------------------------------
     1,550,000   Puerto Rico Children's Trust Fund (TASC) 1                    5.500    05/15/2039        1,617,472
--------------------------------------------------------------------------------------------------------------------
       430,000   Puerto Rico Children's Trust Fund (TASC) 1                    5.625    05/15/2043          450,279
--------------------------------------------------------------------------------------------------------------------
    24,800,000   Puerto Rico Children's Trust Fund (TASC) 1                    6.418 3  05/15/2050        1,713,680
--------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico Commonwealth GO                                   5.250    07/01/2025          523,180
--------------------------------------------------------------------------------------------------------------------
       400,000   Puerto Rico Commonwealth GO                                   5.250    07/01/2032          417,344
--------------------------------------------------------------------------------------------------------------------
        40,000   Puerto Rico Electric Power Authority, Series NN               5.125    07/01/2029           42,546
--------------------------------------------------------------------------------------------------------------------
       160,000   Puerto Rico Electric Power Authority, Series NN               5.125    07/01/2029          170,184
--------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Electric Power Authority, Series TT               5.000    07/01/2037        1,023,320
--------------------------------------------------------------------------------------------------------------------
     1,800,000   Puerto Rico Electric Power Authority, Series UU 4             4.288 5  07/01/2031        1,791,000
--------------------------------------------------------------------------------------------------------------------
       445,000   Puerto Rico HFC, Series B 1                                   5.300    12/01/2028          453,250
--------------------------------------------------------------------------------------------------------------------
       100,000   Puerto Rico Highway & Transportation Authority,
                 Series AA 1                                                   5.000    07/01/2035          101,580
--------------------------------------------------------------------------------------------------------------------
     5,400,000   Puerto Rico Highway & Transportation Authority,
                 Series N 4                                                    4.107 5  07/01/2045        5,391,900
--------------------------------------------------------------------------------------------------------------------
       210,000   Puerto Rico IMEPCF (American Airlines) 1                      6.450    12/01/2025          213,245
--------------------------------------------------------------------------------------------------------------------
       200,000   Puerto Rico Infrastructure                                    5.000    07/01/2046          202,182
--------------------------------------------------------------------------------------------------------------------
        75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1                5.500    07/01/2026           76,212
--------------------------------------------------------------------------------------------------------------------
     1,240,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                      6.250    06/01/2026        1,243,489
--------------------------------------------------------------------------------------------------------------------
       425,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                      6.300    06/01/2023          425,208
--------------------------------------------------------------------------------------------------------------------
        50,000   V.I. Public Finance Authority (Hovensa Refinery)              6.125    07/01/2022           54,260
--------------------------------------------------------------------------------------------------------------------
        30,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1              5.000    05/15/2021           30,405
                                                                                                     ---------------
                                                                                                         16,052,403


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                              VALUE
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $40,989,260)-150.3%                                                $   40,995,878
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(50.3)                                                            (13,720,531)

                                                                                                     ---------------
NET ASSETS-100.0%                                                                                    $   27,275,347
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

CC         Caritas Christi
CH         Carney Hospital
FRS        Family Rehabilitation Services (Hancock Manor)
GO         General Obligation
H&EFA      Health and Educational Facilities Authority
HFH        Holy Family Hospital
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs       Residual Option Longs
SEMCB      St. Elizabeth's Medical Center of Boston
TASC       Tobacco Settlement Asset-Backed Bonds
TC         Travis Corp. (People Care)
V.I.       United States Virgin Islands
VCS        VinFen Clinical Services
VC         VinFen Corp
VRHS       Valley Regional Health System

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                               MARKET VALUE       PERCENT
--------------------------------------------------------------------------------------------------
Highways/Commuter Facilities                                           $  6,748,640          16.5%
Airlines                                                                  4,242,117          10.4
Higher Education                                                          3,977,840           9.7
Hospital/Health Care                                                      3,820,637           9.3
Tobacco Master Settlement Agreement                                       3,811,836           9.3
Electric Utilities                                                        3,158,650           7.7
Single Family Housing                                                     3,140,705           7.7
Marine/Aviation Facilities                                                3,026,078           7.4
General Obligation                                                        2,311,993           5.6
Adult Living Facilities                                                   1,835,201           4.5
Multifamily Housing                                                       1,156,145           2.8
Resource Recovery                                                         1,051,937           2.6
Education                                                                   630,037           1.5


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Water Utilities                                                             532,189           1.3
Automobiles                                                                 415,979           1.0
Not-for-Profit Organization                                                 358,052           0.9
Student Loans                                                               321,698           0.8
Special Tax                                                                 202,182           0.5
Biotechnology                                                               164,339           0.4
Oil, Gas & Consumable Fuels                                                  54,260           0.1
Parking Fee Revenue                                                          20,082           0.0
Sewer Utilities                                                              15,281           0.0
                                                                       ---------------------------
Total                                                                  $ 40,995,878         100.0%
                                                                       ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $925,503 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $837,900 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $7,182,900 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,345,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

     PRINCIPAL                                                                COUPON          MATURITY       VALUE AS OF JUNE
        AMOUNT   INVERSE FLOATER 1                                           RATES 2             DATES               30, 2007
------------------------------------------------------------------------------------------------------------------------------
$      180,000   Puerto Rico Electric Power Authority ROLs                     7.050%           7/1/31       $        171,000
       675,000   Puerto Rico Highway & Transportation Authority ROLs           5.060            7/1/45                666,900
                                                                                                             -----------------
                                                                                                             $        837,900
                                                                                                             =================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or


             7 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   40,989,260
                                              ===============

Gross unrealized appreciation                 $      180,816
Gross unrealized depreciation                       (174,198)
                                              ---------------
Net unrealized appreciation                   $        6,618
                                              ===============


             8 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund

By: /s/ John v. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007